Legg Mason Equity Funds

                          Legg Mason Value Trust, Inc.
                       Legg Mason Total Return Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust


         SUPPLEMENT TO THE PRIMARY SHARES PROSPECTUS DATED JULY 31, 1999


The first full paragraph on page 23 of the Prospectus is replaced in its entirety with the following:

         James B. Hagerty, CFA, Dale H. Rabiner, CFA and Peter A. Sorrentino, CFA jointly manage Balanced Trust. Mr. Hagerty and Mr. Rabiner are senior portfolio mangers of Bartlett. Mr. Sorrentino is Director of Equity Research. Mr. Hagerty has been employed by
         Bartlett since 1994 and has responsibility for the equity selection process for the Private Client Group at Bartlett. Mr. Rabiner has been employed by Bartlett since 1983 and has served since then as Managing Director of its Fixed Income Group. Mr. Sorrentino joined Bartlett in 1999 and is responsible for Bartlett's equity investment processes.

This supplement supersedes all prior supplements.

                  This Supplement is dated March 17, 2000.

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                           Navigator Equity Funds

              Navigator Class of Legg Mason Value Trust, Inc.
           Navigator Class of Legg Mason Total Return Trust, Inc.
        Navigator Class of Legg Mason Special Investment Trust, Inc.
       Navigator Class of Legg Mason American Leading Companies Trust
                Navigator Class of Legg Mason Balanced Trust
    Navigator Class of Legg Mason U.S. Small-Capitalization Value Trust


     SUPPLEMENT TO THE NAVIGATOR SHARES PROSPECTUS DATED JULY 31, 1999


The second paragraph on page 17 of the Prospectus is replaced in its entirety with the following:

         James B. Hagerty, CFA, Dale H. Rabiner, CFA and Peter A. Sorrentino, CFA jointly manage Balanced Trust. Mr. Hagerty and Mr. Rabiner are senior portfolio mangers of Bartlett. Mr. Sorrentino is Director of Equity Research. Mr. Hagerty has been employed by
         Bartlett since 1994 and has responsibility for the equity selection process for the Private Client Group at Bartlett. Mr. Rabiner has been employed by Bartlett since 1983 and has served since then as Managing Director of its Fixed Income Group. Mr. Sorrentino joined Bartlett in 1999 and is responsible for Bartlett's equity investment processes.

                  This Supplement is dated March 17, 2000.